Subsequent event	6 Months Ended
Sep. 30, 2024
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Subsequent event

30.	Subsequent event

Amount owing to ex-shareholder of Alps Global Holding Berhad amounting to USD580 were then been paid off by way of allotment and issuing 58,041,998 units of share to the ex-shareholders on 8 November 2024.